Segment Information - Additional Information (Detail) - SEGMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]		Chief Executive Officer [Member]
Number of reportable segments	1		1
Segment reporting, description	The CODMs assess performance for the single segment and determine how to allocate resources based on net income or loss that also is reported on the condensed consolidated statements of operations as net income or loss. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets.		The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets.
Segment reporting CODM profit loss measure how used description	The key measures of segment profit or loss reviewed by the CODMs are general and administrative costs. General and administrative costs are reviewed and monitored by the CODMs to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period. The CODMs also review general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.		The key measures of segment profit or loss reviewed by the CODMs are general and administrative costs. General and administrative costs are reviewed and monitored by the CODMs to manage and forecast cash to ensure enough capital is available to complete a Proposed Public Offering and eventually a Business Combination within the business combination period. The CODMs also review general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.
ColdQuanta Inc dba Infleqtion [Member]
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Number of reportable segments	1	1
Segment reporting, description	The measure used by the Company’s CODM to assess performance and make operating decisions is net income or loss as reported on the condensed consolidated statements of operations. The Company’s condensed consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.	The measure used by the Company’s CODM to assess performance and make operating decisions is net income or loss as reported on the consolidated statements of operations. The Company’s consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.
Segment reporting CODM profit loss measure how used description	Significant expense categories used by the CODM to assess performance or to make resource allocation decisions are cost of revenue, research and development, and general and administrative expense, as presented in the condensed consolidated statement of operations and comprehensive loss.	Significant expense categories used by the CODM to assess performance or to make resource allocation decisions are cost of revenue, research and development, and general and administrative expense, as presented in the consolidated statement of operations and comprehensive loss.